Document and Entity Information	9 Months Ended
Dec. 31, 2020
Cover [Abstract]
Document Type	S-4/A
Entity Registrant Name	Therapeutics Acquisition Corp.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001811764
Amendment Flag	true
Amendment Description	The files have been amended to account for the updated financial statements and footnotes included in the S-4 Registration Statement.